Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

Sean Gavin no longer serves as co-manager of Air Transportation Portfolio.

Vincent Montemaggiore no longer serves as co-manager of Banking Portfolio.

Charlie Chai no longer serves as co-manager of Communications Equipment Portfolio.

Daniel Kelley no longer serves as co-manager of Construction and Housing Portfolio

Christopher Lee no longer serves as co-manager of Consumer Finance Portfolio.

John Sheehy no longer serves as co-manager of Defense and Aerospace Portfolio.

Christopher Lin no longer serves as co-manager of Electronics Portfolio.

Stephen Bullock no longer serves as co-manager of Industrial Equipment Portfolio.

Ryan Oldham no longer serves as co-manager of Natural Gas Portfolio.

Asher Anolic has replaced Andrew Oh as portfolio manager of Pharmaceuticals Portfolio.

Sean Gavin no longer serves as co-manager of Transportation Portfolio.

Matthew Drukker no longer serves as co-manager of Wireless Portfolio.

Christopher Lin has replaced Matthew Schuldt as the portfolio manager of Computers Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

SELB-13-03  April 10, 2013
1.475630.171

The following table provides information relating to other accounts managed by Mr. Lin as of January 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 700	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($700 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of January 31, 2013
Christopher Lin	Computers Portfolio	none

Gordon Scott has replaced John Harris as the portfolio manager of Consumer Discretionary Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Scott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 1,956	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 680	none	none

* Includes Consumer Discretionary Portfolio ($303 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2012
Gordon Scott	Consumer Discretionary Portfolio	$100,001 - $500,000

Shilpa Mehra serves as portfolio manager of Consumer Finance Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Mehra as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Finance Portfolio ($198 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2012
Shilpa Mehra	Consumer Finance Portfolio	none

Boris Shepov serves as portfolio manager of Industrial Equipment Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Shepov as of August 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 353	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($297 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of August 31, 2012
Boris Shepov	Industrial Equipment Portfolio	none

Steven Bullock has replaced Andrew Hatem as the portfolio manager of Medical Delivery Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Bullock as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,060	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Delivery Portfolio ($779 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2012
Steven Bullock	Medical Delivery Portfolio	none

Nidhi Gupta has replaced Kristina Salen as the portfolio manager of Multimedia Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Gupta as of January 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 617	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Multimedia Portfolio ($617 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of January 31, 2013
Nidhi Gupta	Multimedia Portfolio	none

Ted Davis serves as portfolio manager of Natural Gas Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Davis as of September 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 332	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($332 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of September 30, 2012
Ted Davis	Natural Gas Portfolio	$1 - $10,000

Matthew Drukker has replaced Kristina Salen as the portfolio manager of Telecommunications Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Drukker as of January 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 918	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 100	none	none

* Includes Telecommunications Portfolio ($404 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of January 31, 2013
Matthew Drukker	Telecommunications Portfolio	none

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 28, 2012
Prospectus

The following information replaces similar information for Medical Delivery Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

Steven Bullock (portfolio manager) has managed the fund since July 2012.

The following information replaces similar information for Pharmaceuticals Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Asher Anolic (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information for Andrew Hatem found in the "Fund Management" section on page 27.

Steven Bullock is portfolio manager of Medical Delivery Portfolio, which he has managed since July 2012. Since joining Fidelity Investments in 2006, Mr. Bullock has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Andrew Oh found in the "Fund Management" section on page 27.

Asher Anolic is portfolio manager of Pharmaceuticals Portfolio, which he has managed since April 2013. Since joining Fidelity Investments in 2008, he has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments in 2008, Mr. Anolic worked for Bear Stearns as a research analyst.

SELHC-13-01  April 10, 2013
1.918629.102

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 28, 2012
Prospectus

Ryan Oldham no longer serves as a co-manager of Natural Gas Portfolio.

The following information replaces the information for Natural Gas Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 10.

Ted Davis (portfolio manager) has managed the fund since September 2012.

The following information replaces the biographical information for Ryan Oldham found in the "Fund Management" section on page 24.

Ted Davis is portfolio manager of Natural Gas Portfolio, which he has managed since September 2012. Prior to joining Fidelity Investments in June 2012, Mr. Davis worked for AllianceBernstein from 1998 to 2012.

SELNR-13-01  April 10, 2013
1.913321.104